Inx Token Warrant Liability (Details) - Schedule of warrant liability composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrant liability composition [Abstract]
Obligation to issue INX Tokens to early investors		$ 318
Warrants granted to employees and service providers	9,814	3,931	$ 39
Total	$ 9,814	$ 4,249